Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure (the “Pay Versus Performance Disclosure”) describes the relationship between executive compensation and the Company’s performance with respect to select financial measures. For a complete description regarding the Company’s compensation program, please see “Compensation Discussion and Analysis.”
	Summary Compensation Table Total (in millions)		Compensation “Actually Paid” Total (in millions)(2)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)
Year	PEO(1)	Average of Non-PEO NEOs(1)	PEO	Average of Non-PEO NEOs	DKNG	CDI(3)	Net Income (Loss) (in billions)	Revenue (in billions)(4)
2024	$20.9	$8.5	$33.9	$14.7	$348	$186	$(0.5)	$4.8
2023	$20.8	$8.9	$168.2	$98.1	$329	$144	$(0.8)	$3.7
2022	$47.5	$27.8	$(28.4)	$(12.7)	$106	$105	$(1.4)	$2.2
2021	$14.0	$8.9	$(67.4)	$(37.2)	$257	$166	$(1.5)	$1.3
2020	$236.8	$126.6	$584.7	$226.7	$435	$133	$(1.2)	$0.6

(1)
The NEOs for 2020-2023 presented above comprised Jason Robins, who is the Company’s Principal Executive Officer (the “PEO”), and Matthew Kalish, Paul Liberman, R. Stanton Dodge and Jason K. Park (collectively for such years, the “non-PEO NEOs”). The NEOs for 2024 comprised the PEO and Matthew Kalish, Paul Liberman, R. Stanton Dodge, Alan Ellingson and Jason K. Park (collectively for 2024, the “non-PEO NEOs”).

(2)
SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs received any awards that failed to meet the applicable vesting conditions during 2024, received any dividends or participated in a defined benefit plan and there have been no amendments to the exercise price of options, so the following table does not include an adjustment for such items. The Company has not adjusted or amended the exercise price of options exercisable for Class A Shares held by the NEOs during 2024. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure (in millions unless otherwise noted).

	Add Year-End Change in:
Year	NEO(s)	Summary Compensation Table Total	Subtract Stock Awards(a)	Granted Award Fair Value(b)	Value of Prior Awards(c)	Change in Value of Awards granted and vested in Year(d)	Change in Value of Awards granted and vested in Year(e)	Compensation Actually Paid
2024	PEO	$20.9	$(19.1)	$9.8	$17.7	$3.4	$1.2	$33.9
	Average of Non- PEO NEOs	$8.5	$(8.0)	$4.9	$7.4	$1.4	$0.5	$14.7
2023	PEO	$20.8	$(16.1)	$80.9	$40.9	$4.0	$37.7	$168.2
	Average of Non- PEO NEOs	$8.9	$(7.6)	$50.4	$19.2	$1.9	$25.3	$98.1
2022	PEO	$47.5	$(43.7)	$26.6	$(37.9)	$1.5	$(22.4)	$(28.4)
	Average of Non- PEO NEOs	$27.8	$(26.7)	$16.5	$(23.4)	$0.9	$(7.8)	$(12.7)
	Add Year-End Change in:
Year	NEO(s)	Summary Compensation Table Total	Subtract Stock Awards(a)	Granted Award Fair Value(b)	Value of Prior Awards(c)	Change in Value of Awards granted and vested in Year(d)	Change in Value of Awards granted and vested in Year(e)	Compensation Actually Paid
2021	PEO	$14.0	$(11.3)	$4.7	$(80.2)	$0.8	$4.6	$(67.4)
	Average of Non- PEO NEOs	$8.9	$(7.7)	$3.2	$(45.2)	$0.6	$3.1	$(37.2)
2020	PEO	$236.8	$(231.2)	$173.1	$38.5	$231.0	$136.4	$584.7
	Average of Non- PEO NEOs	$126.6	$(123.9)	$104.6	$22.0	$61.6	$35.8	$226.7

(a)
Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.

(b)
Increase in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.

(c)
Change in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.

(d)
Change in fair value, calculated in accordance with FASB ASC 718, as of the vesting date for awards that are granted and vest in the same reported fiscal year.

(e)
Change in fair value, calculated in accordance with FASB ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the reported year.

(3)
The S&P 500 Consumer Discretionary Index (“CDI”) is a comprehensive index of companies included in the S&P 500 that are classified as members of the consumer discretionary sector, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(4)
For 2024 compensation decisions, the Company focused on achievement of Revenue growth, as well as other metrics such as Adjusted EBITDA, through highly effective customer acquisition, retention, engagement, and monetization, enabled by innovative product offerings and technology enhancements across the Company’s product offerings.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The NEOs for 2020-2023 presented above comprised Jason Robins, who is the Company’s Principal Executive Officer (the “PEO”), and Matthew Kalish, Paul Liberman, R. Stanton Dodge and Jason K. Park (collectively for such years, the “non-PEO NEOs”). The NEOs for 2024 comprised the PEO and Matthew Kalish, Paul Liberman, R. Stanton Dodge, Alan Ellingson and Jason K. Park (collectively for 2024, the “non-PEO NEOs”).

Peer Group Issuers, Footnote
(3)
The S&P 500 Consumer Discretionary Index (“CDI”) is a comprehensive index of companies included in the S&P 500 that are classified as members of the consumer discretionary sector, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 20,900,000	$ 20,800,000	$ 47,500,000	$ 14,000,000	$ 236,800,000
PEO Actually Paid Compensation Amount	$ 33,900,000	168,200,000	(28,400,000)	(67,400,000)	584,700,000
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs received any awards that failed to meet the applicable vesting conditions during 2024, received any dividends or participated in a defined benefit plan and there have been no amendments to the exercise price of options, so the following table does not include an adjustment for such items. The Company has not adjusted or amended the exercise price of options exercisable for Class A Shares held by the NEOs during 2024. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure (in millions unless otherwise noted).

	Add Year-End Change in:
Year	NEO(s)	Summary Compensation Table Total	Subtract Stock Awards(a)	Granted Award Fair Value(b)	Value of Prior Awards(c)	Change in Value of Awards granted and vested in Year(d)	Change in Value of Awards granted and vested in Year(e)	Compensation Actually Paid
2024	PEO	$20.9	$(19.1)	$9.8	$17.7	$3.4	$1.2	$33.9
	Average of Non- PEO NEOs	$8.5	$(8.0)	$4.9	$7.4	$1.4	$0.5	$14.7
2023	PEO	$20.8	$(16.1)	$80.9	$40.9	$4.0	$37.7	$168.2
	Average of Non- PEO NEOs	$8.9	$(7.6)	$50.4	$19.2	$1.9	$25.3	$98.1
2022	PEO	$47.5	$(43.7)	$26.6	$(37.9)	$1.5	$(22.4)	$(28.4)
	Average of Non- PEO NEOs	$27.8	$(26.7)	$16.5	$(23.4)	$0.9	$(7.8)	$(12.7)
	Add Year-End Change in:
Year	NEO(s)	Summary Compensation Table Total	Subtract Stock Awards(a)	Granted Award Fair Value(b)	Value of Prior Awards(c)	Change in Value of Awards granted and vested in Year(d)	Change in Value of Awards granted and vested in Year(e)	Compensation Actually Paid
2021	PEO	$14.0	$(11.3)	$4.7	$(80.2)	$0.8	$4.6	$(67.4)
	Average of Non- PEO NEOs	$8.9	$(7.7)	$3.2	$(45.2)	$0.6	$3.1	$(37.2)
2020	PEO	$236.8	$(231.2)	$173.1	$38.5	$231.0	$136.4	$584.7
	Average of Non- PEO NEOs	$126.6	$(123.9)	$104.6	$22.0	$61.6	$35.8	$226.7
(a)
Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.

(b)
Increase in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
(c)
Change in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.

(d)
Change in fair value, calculated in accordance with FASB ASC 718, as of the vesting date for awards that are granted and vest in the same reported fiscal year.

(e)
Change in fair value, calculated in accordance with FASB ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the reported year.

Non-PEO NEO Average Total Compensation Amount	$ 8,500,000	8,900,000	27,800,000	8,900,000	126,600,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,700,000	98,100,000	(12,700,000)	(37,200,000)	226,700,000
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs received any awards that failed to meet the applicable vesting conditions during 2024, received any dividends or participated in a defined benefit plan and there have been no amendments to the exercise price of options, so the following table does not include an adjustment for such items. The Company has not adjusted or amended the exercise price of options exercisable for Class A Shares held by the NEOs during 2024. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure (in millions unless otherwise noted).

	Add Year-End Change in:
Year	NEO(s)	Summary Compensation Table Total	Subtract Stock Awards(a)	Granted Award Fair Value(b)	Value of Prior Awards(c)	Change in Value of Awards granted and vested in Year(d)	Change in Value of Awards granted and vested in Year(e)	Compensation Actually Paid
2024	PEO	$20.9	$(19.1)	$9.8	$17.7	$3.4	$1.2	$33.9
	Average of Non- PEO NEOs	$8.5	$(8.0)	$4.9	$7.4	$1.4	$0.5	$14.7
2023	PEO	$20.8	$(16.1)	$80.9	$40.9	$4.0	$37.7	$168.2
	Average of Non- PEO NEOs	$8.9	$(7.6)	$50.4	$19.2	$1.9	$25.3	$98.1
2022	PEO	$47.5	$(43.7)	$26.6	$(37.9)	$1.5	$(22.4)	$(28.4)
	Average of Non- PEO NEOs	$27.8	$(26.7)	$16.5	$(23.4)	$0.9	$(7.8)	$(12.7)
	Add Year-End Change in:
Year	NEO(s)	Summary Compensation Table Total	Subtract Stock Awards(a)	Granted Award Fair Value(b)	Value of Prior Awards(c)	Change in Value of Awards granted and vested in Year(d)	Change in Value of Awards granted and vested in Year(e)	Compensation Actually Paid
2021	PEO	$14.0	$(11.3)	$4.7	$(80.2)	$0.8	$4.6	$(67.4)
	Average of Non- PEO NEOs	$8.9	$(7.7)	$3.2	$(45.2)	$0.6	$3.1	$(37.2)
2020	PEO	$236.8	$(231.2)	$173.1	$38.5	$231.0	$136.4	$584.7
	Average of Non- PEO NEOs	$126.6	$(123.9)	$104.6	$22.0	$61.6	$35.8	$226.7
(a)
Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.

(b)
Increase in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
(c)
Change in fair value, calculated in accordance with FASB ASC 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.

(d)
Change in fair value, calculated in accordance with FASB ASC 718, as of the vesting date for awards that are granted and vest in the same reported fiscal year.

(e)
Change in fair value, calculated in accordance with FASB ASC 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the reported year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Unranked Tabular List of the Company’s Most Important Financial Performance Measures
The following is an unranked list of the most important financial performance measures used by the Company to link compensation actually paid to the NEOs, for the year ended December 31, 2024, to Company performance:
Financial Performance Measures
Revenue
Adjusted EBITDA

Net Income (Loss)	$ (500,000,000)	$ (800,000,000)	$ (1,400,000,000)	$ (1,500,000,000)	$ (1,200,000,000)
Company Selected Measure Amount	4,800,000,000	3,700,000,000	2,200,000,000	1,300,000,000	600,000,000
PEO Name	Jason Robins
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(4)
For 2024 compensation decisions, the Company focused on achievement of Revenue growth, as well as other metrics such as Adjusted EBITDA, through highly effective customer acquisition, retention, engagement, and monetization, enabled by innovative product offerings and technology enhancements across the Company’s product offerings.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
DraftKings [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 348	$ 329	$ 106	$ 257	$ 435
Consumer Discretionary Index [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	186	144	105	166	133
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,100,000)	(16,100,000)	(43,700,000)	(11,300,000)	(231,200,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,800,000	80,900,000	26,600,000	4,700,000	173,100,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,700,000	40,900,000	(37,900,000)	(80,200,000)	38,500,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,400,000	4,000,000	1,500,000	800,000	231,000,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,200,000	37,700,000	(22,400,000)	4,600,000	136,400,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,000,000)	(7,600,000)	(26,700,000)	(7,700,000)	(123,900,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,900,000	50,400,000	16,500,000	3,200,000	104,600,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,400,000	19,200,000	(23,400,000)	(45,200,000)	22,000,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,400,000	1,900,000	900,000	600,000	61,600,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 500,000	$ 25,300,000	$ (7,800,000)	$ 3,100,000	$ 35,800,000